Investment in Affiliate (Details) - Schedule of Statement of Operations - Wellution [Member] - USD ($) $ in Thousands	4 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2024
Condensed Income Statements, Captions [Line Items]
Revenues	$ 1,186	$ 840
Net loss	$ (151)	$ (500)